Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	25 Months Ended	31 Months Ended	32 Months Ended	35 Months Ended	44 Months Ended	53 Months Ended	60 Months Ended	61 Months Ended	102 Months Ended		103 Months Ended	104 Months Ended	111 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000093288
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		9.72%							16.47%							9.76%
C000093289
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		14.22%							16.91%							9.56%
C000093290
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000093291
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000156757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000241382
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		13.19%			22.62%
C000171801
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171799
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171800
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000241383
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000171804
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171802
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171803
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000228030
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000171807
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171805
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171806
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000241763
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		0.38%		1.46%
C000241761
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000246912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000132301
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		9.85%							6.03%					8.06%
C000132302
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		14.37%							6.69%					8.12%
C000132303
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000132304
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000171825
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171823
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171824
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000228028
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000140993
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		(0.03%)							10.79%							7.19%
C000140994
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		4.16%							11.31%							7.06%
C000140995
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000140996
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000171834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171832
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000172163
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000137932
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		8.70%							9.61%							8.28%
C000137933
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		13.21%							10.06%							8.12%
C000137934
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000137935
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000021228
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		7.17%							8.94%							8.60%
C000021230
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		11.58%							9.36%							8.40%
C000081953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000234683
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000156741
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000054268
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		2.62%							1.89%							2.19%
C000054269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		3.60%							1.63%							1.66%
C000081831
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000021256
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000237766
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000237767
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000237768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000156747
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000117711
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		(2.64%)							3.73%							7.13%
C000117712
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		1.56%							4.17%							6.95%
C000117713
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000117714
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000171822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171821
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000172147
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000112974
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		(1.16%)							11.05%		4.76%
C000112971
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		2.72%							11.52%		4.70%
C000112972
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000112973
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000171819
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I3
C000171817
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
C000171818
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
C000172145
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000021260
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		(0.72%)							11.50%							8.10%
C000021262
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		3.33%							11.94%							7.94%
C000081833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000021263
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000156749
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000149082
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		1.72%							2.57%	2.71%
C000149084
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000149085
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000263010
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000122141
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		1.82%							9.64%							5.91%
C000122142
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		5.89%							9.94%							5.62%
C000122143
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000122144
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000156763
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000241771
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
C000241768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000080716
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load
Average Annual Return, Percent		20.76%							14.51%							15.27%
C000080718
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with load
Average Annual Return, Percent		25.80%							14.92%							15.01%
C000081840
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000080720
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2
C000228027
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000110015
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class T
Without Sales Load [Member] | C000093288
Average Annual Return [Line Items]
Average Annual Return, Percent		16.07%							17.80%							10.38%
Without Sales Load [Member] | C000093289
Average Annual Return [Line Items]
Average Annual Return, Percent		15.22%							16.91%							9.56%
Without Sales Load [Member] | C000093290
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%							18.23%							10.76%
Without Sales Load [Member] | C000093291
Average Annual Return [Line Items]
Average Annual Return, Percent		16.47%							18.21%							10.79%
Without Sales Load [Member] | C000156757
Average Annual Return [Line Items]
Average Annual Return, Percent		16.46%							18.22%							10.80%
Without Sales Load [Member] | C000241382
Average Annual Return [Line Items]
Average Annual Return, Percent		19.76%			22.62%
Without Sales Load [Member] | C000171801
Average Annual Return [Line Items]
Average Annual Return, Percent		20.15%							17.55%					14.19%
Without Sales Load [Member] | C000171799
Average Annual Return [Line Items]
Average Annual Return, Percent		19.54%							16.98%					13.62%
Without Sales Load [Member] | C000171800
Average Annual Return [Line Items]
Average Annual Return, Percent		19.87%							17.27%							13.01%
Without Sales Load [Member] | C000241383
Average Annual Return [Line Items]
Average Annual Return, Percent		20.18%			23.13%
Without Sales Load [Member] | C000171804
Average Annual Return [Line Items]
Average Annual Return, Percent		43.26%							12.14%					18.12%
Without Sales Load [Member] | C000171802
Average Annual Return [Line Items]
Average Annual Return, Percent		42.56%							11.58%					17.52%
Without Sales Load [Member] | C000171803
Average Annual Return [Line Items]
Average Annual Return, Percent		42.92%							11.91%							16.26%
Without Sales Load [Member] | C000228030
Average Annual Return [Line Items]
Average Annual Return, Percent		43.31%						8.85%
Without Sales Load [Member] | C000171807
Average Annual Return [Line Items]
Average Annual Return, Percent		6.93%							14.82%			9.54%
Without Sales Load [Member] | C000171805
Average Annual Return [Line Items]
Average Annual Return, Percent		6.52%							14.25%			9.00%
Without Sales Load [Member] | C000171806
Average Annual Return [Line Items]
Average Annual Return, Percent		6.74%							14.55%							8.71%
Without Sales Load [Member] | C000241763
Average Annual Return [Line Items]
Average Annual Return, Percent		5.39%		3.40%
Without Sales Load [Member] | C000241761
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%		3.62%
Without Sales Load [Member] | C000246912
Average Annual Return [Line Items]
Average Annual Return, Percent		5.70%	8.53%
Without Sales Load [Member] | C000132301
Average Annual Return [Line Items]
Average Annual Return, Percent		16.21%							7.23%					8.77%
Without Sales Load [Member] | C000132302
Average Annual Return [Line Items]
Average Annual Return, Percent		15.37%							6.69%					8.12%
Without Sales Load [Member] | C000132303
Average Annual Return [Line Items]
Average Annual Return, Percent		16.63%							7.63%					9.14%
Without Sales Load [Member] | C000132304
Average Annual Return [Line Items]
Average Annual Return, Percent		16.66%							7.68%					9.17%
Without Sales Load [Member] | C000171825
Average Annual Return [Line Items]
Average Annual Return, Percent		16.59%							7.65%					9.10%
Without Sales Load [Member] | C000171823
Average Annual Return [Line Items]
Average Annual Return, Percent		16.00%							7.14%					8.56%
Without Sales Load [Member] | C000171824
Average Annual Return [Line Items]
Average Annual Return, Percent		16.52%							7.50%							9.31%
Without Sales Load [Member] | C000228028
Average Annual Return [Line Items]
Average Annual Return, Percent		16.69%						4.48%
Without Sales Load [Member] | C000140993
Average Annual Return [Line Items]
Average Annual Return, Percent		5.82%							12.04%							7.80%
Without Sales Load [Member] | C000140994
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%							11.31%							7.06%
Without Sales Load [Member] | C000140995
Average Annual Return [Line Items]
Average Annual Return, Percent		6.25%							12.46%							8.16%
Without Sales Load [Member] | C000140996
Average Annual Return [Line Items]
Average Annual Return, Percent		6.36%							12.55%							8.27%
Without Sales Load [Member] | C000171834
Average Annual Return [Line Items]
Average Annual Return, Percent		6.41%							12.57%				7.61%
Without Sales Load [Member] | C000171832
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%							12.00%				7.07%
Without Sales Load [Member] | C000171833
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%							12.40%				7.43%
Without Sales Load [Member] | C000172163
Average Annual Return [Line Items]
Average Annual Return, Percent		6.38%							12.57%						8.03%
Without Sales Load [Member] | C000137932
Average Annual Return [Line Items]
Average Annual Return, Percent		15.05%							10.85%							8.90%
Without Sales Load [Member] | C000137933
Average Annual Return [Line Items]
Average Annual Return, Percent		14.21%							10.06%							8.12%
Without Sales Load [Member] | C000137934
Average Annual Return [Line Items]
Average Annual Return, Percent		15.33%							11.16%							9.19%
Without Sales Load [Member] | C000137935
Average Annual Return [Line Items]
Average Annual Return, Percent		15.45%							11.24%							8.92%
Without Sales Load [Member] | C000021228
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%							10.18%							9.22%
Without Sales Load [Member] | C000021230
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%							9.36%							8.40%
Without Sales Load [Member] | C000081953
Average Annual Return [Line Items]
Average Annual Return, Percent		13.65%							10.45%							9.47%
Without Sales Load [Member] | C000234683
Average Annual Return [Line Items]
Average Annual Return, Percent		13.14%					8.52%
Without Sales Load [Member] | C000156741
Average Annual Return [Line Items]
Average Annual Return, Percent		13.78%							10.53%							9.57%
Without Sales Load [Member] | C000054268
Average Annual Return [Line Items]
Average Annual Return, Percent		5.29%							2.40%							2.44%
Without Sales Load [Member] | C000054269
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%							1.63%							1.66%
Without Sales Load [Member] | C000081831
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%							2.63%							2.68%
Without Sales Load [Member] | C000021256
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%							2.72%							2.75%
Without Sales Load [Member] | C000237766
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%				5.53%
Without Sales Load [Member] | C000237767
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%				4.98%
Without Sales Load [Member] | C000237768
Average Annual Return [Line Items]
Average Annual Return, Percent		5.38%				5.26%
Without Sales Load [Member] | C000156747
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%							2.72%							2.77%
Without Sales Load [Member] | C000117711
Average Annual Return [Line Items]
Average Annual Return, Percent		3.04%							4.90%							7.74%
Without Sales Load [Member] | C000117712
Average Annual Return [Line Items]
Average Annual Return, Percent		2.42%							4.17%							6.95%
Without Sales Load [Member] | C000117713
Average Annual Return [Line Items]
Average Annual Return, Percent		3.45%							5.24%							8.03%
Without Sales Load [Member] | C000117714
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%							5.32%							8.15%
Without Sales Load [Member] | C000171822
Average Annual Return [Line Items]
Average Annual Return, Percent		3.51%							5.32%					7.41%
Without Sales Load [Member] | C000171820
Average Annual Return [Line Items]
Average Annual Return, Percent		3.18%							4.83%					6.91%
Without Sales Load [Member] | C000171821
Average Annual Return [Line Items]
Average Annual Return, Percent		3.55%							5.18%					7.29%
Without Sales Load [Member] | C000172147
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%							5.35%						8.12%
Without Sales Load [Member] | C000112974
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%							12.30%		5.46%
Without Sales Load [Member] | C000112971
Average Annual Return [Line Items]
Average Annual Return, Percent		3.52%							11.52%		4.70%
Without Sales Load [Member] | C000112972
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%							12.56%		5.74%
Without Sales Load [Member] | C000112973
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%							12.71%		5.84%
Without Sales Load [Member] | C000171819
Average Annual Return [Line Items]
Average Annual Return, Percent		4.86%							12.71%		5.85%
Without Sales Load [Member] | C000171817
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%							12.13%		5.33%
Without Sales Load [Member] | C000171818
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%							12.44%							5.99%
Without Sales Load [Member] | C000172145
Average Annual Return [Line Items]
Average Annual Return, Percent		4.77%							12.67%		5.82%
Without Sales Load [Member] | C000021260
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%							12.77%							8.71%
Without Sales Load [Member] | C000021262
Average Annual Return [Line Items]
Average Annual Return, Percent		4.23%							11.94%							7.94%
Without Sales Load [Member] | C000081833
Average Annual Return [Line Items]
Average Annual Return, Percent		5.34%							13.13%							9.07%
Without Sales Load [Member] | C000021263
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%							13.22%							9.18%
Without Sales Load [Member] | C000156749
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%							13.22%							9.17%
Without Sales Load [Member] | C000149082
Average Annual Return [Line Items]
Average Annual Return, Percent		6.69%							3.56%	3.70%
Without Sales Load [Member] | C000149084
Average Annual Return [Line Items]
Average Annual Return, Percent		7.01%							3.83%							3.79%
Without Sales Load [Member] | C000149085
Average Annual Return [Line Items]
Average Annual Return, Percent		7.05%							3.85%							3.87%
Without Sales Load [Member] | C000263010
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
Without Sales Load [Member] | C000122141
Average Annual Return [Line Items]
Average Annual Return, Percent		7.75%							10.89%							6.51%
Without Sales Load [Member] | C000122142
Average Annual Return [Line Items]
Average Annual Return, Percent		6.88%							9.94%							5.62%
Without Sales Load [Member] | C000122143
Average Annual Return [Line Items]
Average Annual Return, Percent		8.06%							11.29%							6.80%
Without Sales Load [Member] | C000122144
Average Annual Return [Line Items]
Average Annual Return, Percent		8.06%							11.22%							6.82%
Without Sales Load [Member] | C000156763
Average Annual Return [Line Items]
Average Annual Return, Percent		8.07%							11.19%							6.81%
Without Sales Load [Member] | C000241771
Average Annual Return [Line Items]
Average Annual Return, Percent		4.14%		4.84%
Without Sales Load [Member] | C000241768
Average Annual Return [Line Items]
Average Annual Return, Percent		4.60%		5.20%
Without Sales Load [Member] | C000080716
Average Annual Return [Line Items]
Average Annual Return, Percent		27.81%							15.82%							15.92%
Without Sales Load [Member] | C000080718
Average Annual Return [Line Items]
Average Annual Return, Percent		26.80%							14.92%							15.01%
Without Sales Load [Member] | C000081840
Average Annual Return [Line Items]
Average Annual Return, Percent		28.11%							16.15%							16.25%
Without Sales Load [Member] | C000080720
Average Annual Return [Line Items]
Average Annual Return, Percent		28.22%							16.22%							16.36%
Without Sales Load [Member] | C000228027
Average Annual Return [Line Items]
Average Annual Return, Percent		28.22%						13.16%
Without Sales Load [Member] | C000110015
Average Annual Return [Line Items]
Average Annual Return, Percent		28.19%							16.18%							16.31%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%			24.58%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%					14.98%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%					14.98%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%			24.58%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%						11.95%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%			14.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%			14.44%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%		4.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%		4.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%	7.66%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%						11.95%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%				14.51%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%				14.51%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%				14.51%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%						14.54%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%					14.65%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%							17.64%							14.64%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%				4.80%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%				4.80%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%				4.80%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%					14.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%						14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%		14.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)	(0.32%)
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)							1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)							1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.25%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%		4.71%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%		4.71%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%						11.95%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		20.81%							16.74%							14.08%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%					19.55%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%					19.55%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%							18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%						16.53%
TAM INDEX: MSCI USA VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index
Average Annual Return, Percent		8.79%							14.02%			9.56%
TAM INDEX: MSCI USA VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index
Average Annual Return, Percent		8.79%							14.02%			9.56%
TAM INDEX: MSCI USA VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Index
Average Annual Return, Percent		8.79%							14.02%							9.99%
TAM INDEX: BLOOMBERG US LONG CREDIT TR INDEX VALUE UH
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Long Credit Index
Average Annual Return, Percent		6.01%		4.31%
TAM INDEX: BLOOMBERG US LONG CREDIT TR INDEX VALUE UH
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Long Credit Index
Average Annual Return, Percent		6.01%		4.31%
TAM INDEX: BLOOMBERG US LONG CREDIT TR INDEX VALUE UH
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Long Credit Index
Average Annual Return, Percent		6.01%	9.45%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%					13.38%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%					13.38%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%					13.38%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%					13.38%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%					13.38%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%					13.38%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%							11.17%							12.65%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		19.59%						7.58%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%							9.20%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%							9.20%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%							9.20%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%							9.20%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%				8.53%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%				8.53%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%				8.53%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		7.86%							13.23%						8.86%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent		9.44%							9.54%							7.79%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent		9.44%							9.54%							7.79%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent		9.44%							9.54%							7.79%
Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Multi-Asset Income Blended Benchmark
Average Annual Return, Percent		9.44%							9.54%							7.79%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)							1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)							1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)							1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%					0.70%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		6.16%							(0.24%)							1.90%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%							1.86%							1.99%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%							1.86%							1.99%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%							1.86%							1.99%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%							1.86%							1.99%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%				4.74%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%				4.74%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%				4.74%
TAM INDEX: ICE BOFA 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE Bofa 1-3 Year US Corporate & Government Index
Average Annual Return, Percent		5.06%							1.86%							1.99%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%							9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%							9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%							9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%							9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%					9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%					9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%					9.65%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.81%							8.94%						10.15%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%							8.66%
TAM INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		9.87%							13.85%		7.11%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%							14.39%							9.02%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%							14.39%							9.02%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%							14.39%							9.02%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%							14.39%							9.02%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		10.11%							14.39%							9.02%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%	0.21%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		6.51%							0.28%							2.29%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent	4.40%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.15%							14.28%							9.97%
TAM INDEX: BLOOMBERG SHORT-TERM GOVERNMENT/CORP
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Term Government Corporate Index
Average Annual Return, Percent		4.55%		5.03%
TAM INDEX: BLOOMBERG SHORT-TERM GOVERNMENT/CORP
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Term Government Corporate Index
Average Annual Return, Percent		4.55%		5.03%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%							18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%							18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%							18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%							18.28%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%						16.53%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		30.52%							19.24%							18.28%